Private Placements	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Private Placements

Note 7. Private Placements

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company’s common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000. The Company sold the shares at an initial purchase price of $4.00 per share, which may be adjusted downward, but not to less than $2.00 per share, under certain circumstances. In addition to the shares, the Company issued: (i) Series A Common Stock purchase warrants to purchase up to 292,500 shares of common stock at an exercise price of $3.00 per share; (ii) Series B Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $5.00 per share and (iii) Series C Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $10.00 per share.

In August 2011, a majority of the investors in the June 15, 2011 private offering, entered into a Notice, Consent, Amendment and Waiver Agreement (“Amendment Agreement”) with the Company in connection with the August Offering (defined below). Under the terms of the Amendment Agreement, the investors (i) waived any right to participate in the August Offering or related offerings, (ii) waived a provision prohibiting certain subsequent equity sales and (iii) amendment to per share price protection. In exchange, the Company lowered the sale price of the June 15, 2011 private offering from $4.00 per share to $2.00 per share and accordingly issued an additional 292,500 common shares under that agreement.

Garden State Securities, Inc. acted as our exclusive placement agent in connection with the offering and received a selling commission in cash of 10 percent of the aggregate funds raised, with an additional two percent in non-accountable cash expense allowance. In addition, the Company issued to Garden State Securities common stock purchase warrants equal to 10 percent of (i) the number of shares and (ii) the number of shares of common stock issuable upon exercise of the warrants, with an exercise price of $3.00 per share.

On August 29, 2011, the Company raised aggregate gross proceeds of $1,800,000 under a private placement of securities (the “Debentures”) with six accredited investors. Investors purchased Senior Convertible Debentures, in the aggregate principal amount of $1,800,000. The Debentures bear interest at a rate of 12% per annum and are payable quarterly. Principal and accrued interest on the Debentures will automatically convert into equity securities identical to those sold to investors in the Company’s next offering of at least $4 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Debentures) that is consummated during the term of the Debentures (a “Qualified Financing”) at a conversion price equal to 80% of the price paid by investors in the Qualified Financing (the “Conversion Price”). Furthermore, the Debentures may be converted at anytime at the option of the each Investor into shares of the Company's common stock, $0.002 par value per share at an initial conversion price of $2.00 per share, subject to adjustment. The Debenture is due and payable on March 1, 2012 (the “Maturity Date”). In the event a Qualified Financing is not consummated on or before the Maturity Date, the entire principal amount of the Debenture, along with all accrued interest thereon, shall, at the option of the holder, be convertible into the Company’s common stock at a conversion price equal to $2.00 per share. The Company determined that the conversion option in the debentures was beneficial at issuance. As such, the Company recorded a discount from the beneficial conversion option of approximately $244,000 which will be accreted to interest expense throughout the term of the debentures.

Each Investor also received a Warrant exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company’s common stock equal to the quotient obtained by dividing the principal amount of the Debenture by the Conversion Price at an exercise price equal to $2.00, subject to adjustment (the “Exercise Price”). If a Qualified Financing does not occur on or before the Maturity Date, then each Warrant will be exercisable for that number of shares of common stock equal to the principal amount of the Debenture purchased divided by $0.90. Under the terms of the Warrant, the Investor received cashless exercise rights in the event the underlying shares of common stock are not registered at the time of exercise. The Debentures and Warrants also provide for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the Exercise Price of the Warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) securities issuable upon the exchange or exercise of the Debenture or Warrants, (iii) securities issued pursuant to acquisitions or strategic transactions, or (iv) securities issued to the Placement Agent. See Note 8 for additional information about the warrants issued under this transaction.

From April 2010 through July 2010, we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,813 after offering related costs of $332,187), to 64 accredited investors (the “2010 Private Placement). We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one Series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

Under the terms of the 2010 Private Placement the Company provided that it would use its best reasonable effort to cause a registration statement to become effective within 180 days of the termination date of the offering. We have failed to comply with the registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000 which has been recognized in full in fiscal 2011.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the “Placement Agent Option”). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions. (See Note 8. Warrant Liability)

Warrants issued to Forge Financial Group, Inc as placement agent to our April 2010 through July 2010 Unit offering contained an exercise price reset provision (or “down-round” provision). The Company accounted for these warrants as a liability equal to their fair value on each reporting date.

Note 6. Private Placements

From April 2010 through July 2010, we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,813 after offering related costs of $332,187), to 64 accredited investors (the “2010 Private Placement). We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.0001 per share; (2) one series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

Under the terms of the 2010 Private Placement the Company provided that it would use its best reasonable effort to cause a registration statement to become effective within 180 days of the termination date of the offering. We have failed to comply with the registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000 which has been recognized in full in fiscal 2011.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the “Placement Agent Option”). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions. (See Note 7. Warrant Liability)

From October 2010 through December 31, 2010 (the “October 2010 Private Placement”), we sold Units containing common stock and warrants raising gross proceeds of $1,225,000 (net proceeds of $1,207,750 after offering related costs of $17,250) to 7 accredited investors. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the offering, we issued 612,500 shares of common stock and warrants exercisable to purchase 1,837,500 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. In the event there is no effective registration covering these Warrants, the holders will have a cashless exercise right. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

In January 2011, the Company sold Units for gross proceeds of $650,000 to two private investors. In connection with this transaction, the Company issued 325,000 Units. Each Unit consisted of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. The Warrants expire three (3) years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. The warrants may be exercised on a cashless basis until such time as the related registration statement is declared effective by the Securities and Exchange Commission. The Series B Warrant may not be exercised until after the Series A Warrant has been exercised in full and the Series C Warrant may not be exercised until after the Series B Warrant has been exercised in full. The selling price of the Units was $2.00 per Unit. No commissions were paid in connection with the sale of the Units. Other than the exercise price and call provisions of each series of Warrant, all other terms and conditions of the warrants are the same.

Warrants issued to Forge Financial Group, Inc as placement agent to our April 2010 through July 2010 Unit offering contained an exercise price reset provision (or “down-round” provision). The Company accounts for these warrants as a liability equal to their fair value on each reporting data. All other warrants issued in connection with the Company’s private placements do not contain a down-round provision and were treated as an equity transaction with no separate accounting recognition or valuation being attributed to the warrants contained in the Units sold. These transactions did not contain a security which would require relative fair value analysis or recognition of a discount or beneficial conversion feature requiring accretion of interest expense or recognition of a related dividend. The number of warrants issued with the Units offered was determined through arms-length discussion with investors.